COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease their facilities and motor vehicles under various operating lease agreements that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases at December 31, 2016, are as follows:

2017	$4,612
2018	1,781
2019	1,185
2020	591
2021 and thereafter	157

$8,326

Expenses for lease of facilities for the years ended December 31, 2014, 2015 and 2016 were approximately $ 5,426, $ 3,797 and $ 4,235, respectively.

Expenses for the lease of motor vehicles for the years ended December 31, 2014, 2015 and 2016 were approximately $ 1,174, $ 1,175 and $ 735, respectively.

b.
During 2015 and 2016, the Company received several grants from the Israeli Innovation Authority("IIA"). The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded income from IIA grants for the years ended December 31, 2014, 2015 and 2016 in the amount of $ 1,092, $ 1,318 and $ 2,536, respectively.

c.	Charges and guarantees:

As of December 31, 2015 and 2016, the Company provided bank guarantees in an aggregate amount of $ 25,410 and $ 32,203, respectively, with respect to tender offer guarantees and performance guarantees to its customers.

d.	Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv. The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The Company filed its defense on June 21, 2015, and on October 22, 2015 the plaintiff filed a request for discovery of specific documents. The Company filed its response to the plaintiffs' request for discovery on January 25, 2016 and the plaintiffs submitted their response on February 24, 2016. On June 8, 2016, the District Court partially accepted the plaintiff's request for discovery, and ordered the Company to disclose some of the requested documents. The Company's request to appeal this decision was denied by the Supreme Court on October 25, 2016, and the Company disclosed the required documents to the plaintiff. The plaintiff filed his reply to the Company’s response to the motion on April 2, 2017. A preliminary hearing has been set to May 8, 2017. The plaintiff seeks specified compensatory damages in a sum of up to $75,000,000, as well as attorneys’ fees and costs.

The initial procedure (i.e. until the District Court decides whether to approve the motion or to deny it) has been conducted for over 2 years now. The Company is unable to estimate how long it is expected to last. The Company believes that the District Court should deny the motion. There is no assurance that the Company's position will be accepted by the District Court. In such case the Company may have to divert attention of its executives to deal with this class action as well as incur expenses that may be beyond its insurance coverage for such cases, which cause a risk of loss and expenditures that may adversely affect its financial condition and results of operations.

The Company believes it has strong defense claims and intends to vigorously defend its position. The Company cannot assess the outcome of this claim due its early stage. Therefore, the company did not record a provision as of December 31, 2016.